Accounts and notes receivables, net - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts and notes receivables, net
Allowance for doubtful accounts	¥ (1,603)	¥ 1,840
Write-off of bad debt allowance	¥ 0	¥ 770